Average Annual Total Returns (Vanguard Structured Broad Market Fund Institutional)	Vanguard Structured Broad Market Fund Vanguard Structured Broad Market Fund - Institutional Shares 10/1/2013 - 9/30/2014	Vanguard Structured Broad Market Fund Vanguard Structured Broad Market Fund - Institutional Plus Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Structured Broad Market Fund Vanguard Structured Broad Market Fund - Institutional Plus Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Structured Broad Market Fund Vanguard Structured Broad Market Fund - Institutional Plus Shares 10/1/2013 - 9/30/2014	Russell 3000 Index Vanguard Structured Broad Market Fund Vanguard Structured Broad Market Fund - Institutional Shares 10/1/2013 - 9/30/2014	Russell 3000 Index Vanguard Structured Broad Market Fund Vanguard Structured Broad Market Fund - Institutional Plus Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.89%	14.97%	10.66%	10.69%	12.56%	12.56%
Five Years	17.24%	17.33%	15.91%	13.85%	15.63%	15.63%
Ten Years		8.33%	7.53%	6.68%		7.94%
Since Inception	7.47%				7.32%